Segment Information - Pre-tax net Realized Capital Gains (Losses) (Details) - USD ($) $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Segment Information: Net realized capital gains (losses), as adjusted
Net realized capital gains (losses)	$ (71.1)	[1]	$ (188.8)	[1]	$ (154.7)	[2]	$ 83.3	[2]	$ 112.1	[2]
Reconciling Items
Segment Information: Net realized capital gains (losses), as adjusted
Net realized capital gains (losses)	(71.1)		(188.8)		(154.7)		83.3		112.1
Change in fair value of funds withheld embedded derivative and net realized capital gains on funds withheld assets	109.9				(244.2)
Derivative and hedging-related revenue adjustments	49.3		19.1		59.6		(6.7)		(86.9)
Market value adjustments to fee revenues	0.1		0.2		1.3		0.7		(0.6)
Certain variable annuity fees	36.2		36.8		73.3		75.9		80.5
Other adjustments	0.2
Net realized capital gains (losses), net of related revenue adjustments	124.6		(132.7)		(264.7)		153.2		105.1
Amortization of actuarial balances	(0.3)		0.1		(0.1)		(0.1)		9.7
Capital losses distributed	0.1		0.5		2.5		0.5		(0.5)
Derivative and hedging-related expense adjustments	(0.2)		0.1		1.8
Market value adjustments of market risk benefits	(25.1)		(12.9)		(75.9)		(163.1)		(52.7)
Market value adjustments of embedded derivatives	(10.1)		8.3		1.7		(40.9)		(13.9)
Pre-tax net realized capital gains (losses), as adjusted	$ 89.0		$ (136.6)		$ (334.7)		$ (50.4)		$ 47.7

[1]	Includes realized and unrealized gains (losses). See Note 3, Investments, for further details.
[2]	Includes realized and unrealized gains (losses). See Note 5, Investments, for further details.